Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of comprehensive income	2023	2024	2025
Management fees	Management fees – related party	1,606,440	1,672,440	2,574,440
Brokerage commissions	Voyage expenses – related party	2,253,979	1,856,361	1,973,331
Superintendent fees	Vessels’ operating expenses – related party	57,000	18,000	43,000
Crew management fees	Vessels’ operating expenses – related party	289,583	310,000	480,000
Executive compensation	General and administrative expenses	400,072	412,470	412,021
Commissions – vessels purchased	Vessels, net	355,000	865,000	1,523,500
Commissions – vessels sold	Net gain on sale of vessel – related party / Net loss on sale of vessel	430,000	420,000	—
Rental expense	General and administrative expenses	65,104	77,584	78,761

Summary of Valuation Methodology and the Significant Other Observable Inputs	The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation technique	Significant other observable input	Values
“Straight” Preferred Stock component	Discounted Cash Flow Model	- Weighted average cost of capital	13%

Embedded Option component	Black & Scholes	- Volatility - Risk-free rate - Weighted average cost of capital - Strike price - Share price (based on the first 5 trading days volume weighted average)	78% 4% 13% $3.50 $2.33

Control Premium Component	Discounted Cash Flow Model	- Control premium - Weighted average cost of capital	12% 13%